Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect the activities
Name	Date of Incorporation / acquisition	Place of incorporation	Percentage of effective ownership	Principal
Wholly owned subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	HK	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	Investment holding company
Jiangsu Langyi Import and Export Trading Co., Ltd. (“Langyi Trading”)	December 7, 2021	PRC	100%	Import and export trade of e-motor bicycles
Changzhou EZGO Enterprise Management Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	100%	Distribution and trade of batteries packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of batteries packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Tianjin Dilang Technologies Co., Ltd. (“Dilang”)	July 2, 2019	PRC	80%	Production and sales of e-bicycles
Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”)	June 28, 2021	PRC	100%	Production and sales of e-bicycles

Schedule of consolidated financial statements
	As of September 30,
	2021	2022
Cash	$4,508,752	$1,345,283
Restricted cash	15,354	23,228
Amount due from non-VIE	1,914,828	7,590,655
Amount due from EZGO	316,524	417,138
Current assets of discontinued operation	91,997	-
Other	17,032,589	8,057,829
Total current assets	23,880,044	17,434,133
Non-current assets	14,332,061	13,893,470
Total assets	$38,212,105	$31,327,603

Amount due to non-VIE	$13,323,711	$12,374,640
Amount due to EZGO	3,017,337	3,007,811
Current liabilities of discontinued operation	809,221	703,668
Other	8,553,835	6,682,812
Total current liability	25,704,104	22,768,931
Total liabilities	$25,704,104	$22,768,931

	Years Ended September 30,
	2020	2021	2022
Revenues	$15,243,282	$19,628,860	$12,805,906
Income (loss) from operations	71,966	(3,497,613)	(4,273,622)
Other income (loss), net	378,395	(75,873)	(931,538)
Net income (loss) from continuing operations	334,298	(2,677,940)	(5,781,106)
Loss from discontinued operation, net of tax	(57,376)	(36,404)	(81,605)
Net income (loss)	276,922	(2,714,344)	(5,862,713)
Net income (loss) attributable to EZGO’s shareholders	$147,174	$(2,279,373)	$(4,857,681)

Net cash provided by (used in) operating activities	$4,024,769	$(1,101,659)	$(49,082)
Net cash used in investing activities	(3,349,847)	(12,952,082)	(8,618,188)
Net cash (used in) provided by financing activities	(4,004,361)	18,157,942	6,578,924